Goodwill and Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Acquired Intangible Assets

7.	Goodwill and Other Acquired Intangible Assets

As discussed in Note 3, we completed the Coventry acquisition in 2013. In accordance with applicable accounting guidance, we allocated the amount paid to the fair value of the net assets acquired, with any excess amounts recorded as goodwill. The change in goodwill in 2013 and 2012 is as follows:

(Millions)	2013	2012
Balance, beginning of the period	$6,214.4	$6,203.9
Goodwill acquired:
Coventry (1)	4,014.8	—
Prodigy	—	(1.7)
Medicity	—	.1
PayFlex	—	1.6
Genworth	—	1.5
Other	(1.7)	9.0
Balance, end of the period (2)	$10,227.5	$6,214.4

(1)	Goodwill related to the acquisition of Coventry is considered preliminary, pending the final allocation of the applicable purchase price.

(2)	At both December 31, 2013 and 2012, approximately $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.

Other acquired intangible assets at December 31, 2013 and 2012 were comprised of the following:

(Millions)	Cost	Accumulated Amortization	Net Balance	Amortization Period (Years)
2013
Provider networks	$1,253.2	$508.8	$744.4	12-25	(1)
Customer lists	1,347.0	361.8	985.2	5-14	(1)
Value of business acquired	149.2	48.5	100.7	20	(2)
Technology	146.6	49.5	97.1	4-10
Other	6.7	1.8	4.9	2-15
Definite-lived trademarks	165.0	25.5	139.5	9-20
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$3,090.0	$995.9	$2,094.1
2012
Provider networks	$703.2	$458.2	$245.0	12-25	(1)
Customer lists	657.4	370.2	287.2	5-14	(1)
Value of business acquired	149.2	29.2	120.0	20	(2)
Technology	116.6	28.0	88.6	5-10
Other	6.7	1.5	5.2	2-15
Definite-lived trademarks	65.0	14.6	50.4	9-20
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$1,720.4	$901.7	$818.7

(1)
The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements.  At December 31, 2013 and 2012, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists was approximately one year and two years, respectively. Any costs related to the renewal or extension of these contracts are expensed as incurred.

(2)	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.

We estimate annual pretax amortization for other acquired intangible assets over the next five years to be as follows:

(Millions)
2014	$238.4
2015	222.5
2016	215.5
2017	201.1
2018	192.9